Income Taxes (Details) - Schedule of Reconciliation between Income Tax Expense - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of Reconciliation between Income Tax Expense [Line Items]
Federal income tax benefit at statutory federal tax rate					$ (5,160,372)	$ (15,669,426)
State income tax, net of federal benefit					(823,890)	(776,843)
Noncontrolling interest					113,157	449,037
Stock compensation					624,065	452,444
Change in fair value of warrants					(2,517,157)	65,604
162(m) excess compensation						237,247
Change in valuation allowance					7,666,631	9,413,411
Finance costs					54,802	5,643,259
Other					43,564	186,267
Income tax expense					$ 800	$ 1,000